UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: January 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	January 31, 2022

Franklin

Multi-Asset Allocation Funds

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Defensive Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Allocation Funds consist of four separate investment funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded funds (“ETFs”), and is managed as an asset allocation program.

Each Fund is a separate investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust), a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Franklin Multi-Asset Allocation Funds for the twelve-month reporting period ended January 31, 2022. Please read on for a detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

Special shareholder notice

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a former subadviser of the Funds and a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), merged with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, Franklin Advisers replaced QS Investors as the subadviser and the Funds were renamed Franklin Multi-Asset Growth Fund, Franklin Multi-Asset Moderate Growth Fund, Franklin Multi-Asset Conservative Growth Fund and Franklin Multi-Asset Defensive Growth Fund. The merger did not change the manner in which each Fund is managed, nor did it result in any change in the nature or amount of services provided by, or the fees payable to, the subadviser. For more information, please see the Funds’ prospectus supplement dated July 6, 2021.

Effective August 7, 2021, Jacqueline Kenney, CFA and Laura Green, CFA joined each Fund’s portfolio management team. For more information, please see the Funds’ prospectus supplement dated July 6, 2021.

Subsequent event notice

It is anticipated that Thomas Picciochi will step down as a member of the Funds’ portfolio management team effective on or about June 30, 2022. For more information, please see the Funds’ prospectus supplement dated March 11, 2022.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2022

II	Franklin Multi-Asset Allocation Funds

Funds overview

Franklin Multi-Asset Allocation Funds (the “Asset Allocation Funds”) consist of four portfolio investment options (the “Funds”), each of which is a “fund of funds” that invests in other mutual funds and exchange-traded funds (“ETFs”). The Asset Allocation Funds offer a mix of equity funds categorized according to average market capitalization (size), investing style (e.g., value, core or growth) and global exposure (e.g., U.S. and/or international stocks). The various options within the Asset Allocation Funds also offer a mix of bond asset classes, such as U.S. and foreign government debt, corporate bonds, high-yield debt and emerging market debt — each of which carries a varying degree of risk/reward potential. Each Fund is managed as an asset allocation program and seeks to achieve its investment objective by allocating its assets among mutual funds and ETFs managed by the Funds’ manager, Legg Mason Partners Fund Advisor, LLC (“Legg Mason”), and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. At the current time, the Funds invest primarily in affiliated mutual funds.

Q. What were the overall market conditions during the Funds’ reporting period?

A. Global equity markets overall rose during the twelve-month reporting period ended January 31, 2022, as vaccine distribution, improving global growth and stimulus measures supported strong demand amid tight supply conditions, rising inflation and a more hawkish tone from global central banks.

While a bullish narrative began to deteriorate in January of 2021, in the first two months of the reporting period investors weighed continued optimism around policy stimulus and economic reopening against concerns about higher bond yields and potential economic overheating. Credit markets influenced stock markets, with the yield of the ten-year U.S. Treasury note finishing the first quarter of 2021 near its highest levels in more than a year amid rising inflation expectations and improving macro prospects. The backup in yields prompted a style rotation in equity markets, with companies with long-dated cash flows like technology and media names and equity sectors with fixed income characteristics like utilities and consumer staples mostly lagging, while commodity price-sensitive and other economically cyclical sectors (e.g., energy, industrials and financials) generally performing well.

Global equity markets overall advanced during the second quarter of 2021. Progress in vaccination campaigns and businesses reopening, along with ongoing monetary and fiscal stimulus, aided continued economic recovery in several parts of the world. Inflation was the dominant market theme during the quarter as supply chain disruptions and higher commodity prices combined with low base effects to drive up inflation around the globe. Investors assessed signals to determine if the inflation jump would be temporary and whether governments and central banks would begin tightening accommodative policies sooner than expected. Developed stock markets collectively advanced ahead of a global index, MSCI All Country World Indexi, while emerging equity markets overall lagged. In terms of investment style, global growth stocks outperformed global value equities. In the U.S., better-than-expected corporate earnings and forward guidance provided solid support for equities. The U.S. Treasury yield curve flattened over the quarter with longer-term yields moving lower while their shorter-maturity counterparts rose modestly. Crude oil prices rose to the highest level since April 2019 as OPEC (Organization of Petroleum Exporting Countries) and key allied producers outside the cartel (OPEC+) stuck to supply restraints. Rising forward demand expectations, amid limited new supply and ramped-up refinery production, also lifted prices.

Global equity markets edged down during the third quarter of 2021, on mixed underlying results as a selloff in September erased the earlier gains of many markets. Late in the period, persistent inflation, more hawkish central bank messaging and a continued regulatory crackdown in China all affected investor sentiment. After peaking at all-time highs, broad gauges of the U.S. equity market sold off during the final weeks of 2021’s third quarter as investors grappled with a number of current and potential headwinds facing American businesses. U.S. Treasury yields generally rose throughout the quarter. Gold prices finished the quarter lower, while an emerging shortfall in global energy supplies helped push Brent crude front-month futures, the global benchmark for oil, to their highest price level in three years.

Global equity markets advanced in U.S. dollar terms during the fourth quarter of 2021. The quarterly result was largely due to gains in December as investors grew less fearful of the potential economic impact from a new COVID-19 variant. Meanwhile, key central banks turned more hawkish in response to inflation, with the Bank of England raising rates and the U.S. Federal Reserve Board indicating that it could do so three times in 2022. As measured by the MSCI All Country World Index, in U.S. dollar terms, developed stock markets overall outperformed within the index, frontier markets as a group ended nearly flat and emerging markets overall declined. In terms of investment style, global growth stocks outperformed global value equities. The U.S. Treasury yield curve flattened substantially during the period as shorter- and intermediate-maturity yields rose sharply while longer-term yields fell.

The final month of the reporting period saw a considerable global equity market decline as central banks around the world moved toward tightening monetary policy in order to control inflation. Bond yields rose, raising the prospect of increased borrowing costs and leading

Franklin Multi-Asset Allocation Funds 2022 Annual Report	1

Funds overview (cont’d)

investors to scrutinize stocks through the lens of a less accommodative monetary policy. Geopolitical tensions in Eastern Europe also weighed on stocks, and the potential for further disruptions in oil and gas distribution drove energy prices higher.

Q. How did we respond to these changing market conditions?

A. For all four Funds, we employ a quantitative tactical strategy that over- and underweights certain allocations in the Funds in response to various market, economic and valuation conditions. These tactical views are updated on a quarterly basis. Throughout the reporting period we were generally overweight U.S. equities and broad U.S. fixed income and underweight international equities, based on our valuation measures and our in-house index of leading economic indicators.

Franklin Multi-Asset Growth Fund

The Fund seeks capital appreciation. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2022, Class A shares of Franklin Multi-Asset Growth Fund, excluding sales charges, returned 13.27%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Indexii, the Russell 3000 Indexiii, and the Growth Composite Benchmarkiv, returned -2.97%, 18.80% and 9.89%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Averagev returned 11.78% over the same time frame.

Performance Snapshot as of January 31, 2022 (unaudited)
(excluding sales charges)	6 months	12 months
Franklin Multi-Asset Growth Fund:
Class A	0.29%	13.27%
Class C	0.03%	12.54%
Class R	0.06%	12.83%
Class I	0.43%	13.56%
Bloomberg U.S. Aggregate Index	-3.17%	-2.97%
Russell 3000 Index	1.03%	18.80%
Growth Composite Benchmark	-1.98%	9.89%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	-1.51%	11.78%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

2	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 28, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.30%, 1.98%, 2.06% and 1.01%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	3

Funds overview (cont’d)

Franklin Multi-Asset Moderate Growth Fund

The Fund seeks long-term growth of capital. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2022, Class A shares of Franklin Multi-Asset Moderate Growth Fund, excluding sales charges, returned 10.58%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderate Growth Composite Benchmarkvi, returned -2.97%, 18.80% and 8.12%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Averagevii returned 10.87% over the same time frame.

Performance Snapshot as of January 31, 2022 (unaudited)
(excluding sales charges)	6 months	12 months
Franklin Multi-Asset Moderate Growth Fund:
Class A	-0.25%	10.58%
Class C	-0.51%	9.80%
Class R	-0.39%	10.14%
Class I	-0.02%	10.93%
Bloomberg U.S. Aggregate Index	-3.17%	-2.97%
Russell 3000 Index	1.03%	18.80%
Moderate Growth Composite Benchmark	-1.91%	8.12%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	-0.76%	10.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 28, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.25%, 1.96%, 1.89% and 0.91%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

4	Franklin Multi-Asset Allocation Funds 2022 Annual Report

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	5

Funds overview (cont’d)

Franklin Multi-Asset Conservative Growth Fund

The Fund seeks balance of growth of capital and income. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2022, Class A shares of Franklin Multi-Asset Conservative Growth Fund, excluding sales charges, returned 7.10%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 1000 Indexviii, and the Conservative Growth Composite Benchmarkix, returned-2.97%, 20.32% and 4.91%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Averagex returned 8.08% over the same time frame.

Performance Snapshot as of January 31, 2022 (unaudited)
(excluding sales charges)	6 months	12 months
Franklin Multi-Asset Conservative Growth Fund:
Class A	-0.90%	7.10%
Class C	-1.17%	6.39%
Class R	-1.09%	6.69%
Class I	-0.75%	7.42%
Bloomberg U.S. Aggregate Index	-3.17%	-2.97%
Russell 1000 Index	1.69%	20.32%
Conservative Growth Composite Benchmark	-2.27%	4.91%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	-0.98%	8.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 28, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.19%, 1.93%, 1.97% and 0.87%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

6	Franklin Multi-Asset Allocation Funds 2022 Annual Report

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	7

Funds overview (cont’d)

Franklin Multi-Asset Defensive Growth Fund

The Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2022, Class A shares of Franklin Multi-Asset Defensive Growth Fund, excluding sales charges, returned 3.63%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 1000 Index, and the Defensive Growth Composite Benchmarkxi, returned -2.97%, 20.32% and 2.07%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Averagexii returned 3.46% over the same time frame.

Performance Snapshot as of January 31, 2022 (unaudited)
(excluding sales charges)	6 months	12 months
Franklin Multi-Asset Defensive Growth Fund:
Class A	-1.43%	3.63%
Class C	-1.72%	2.98%
Class C1[1]	-0.71%[2]	4.03%[2]
Class R	-1.63%	3.37%
Class I	-1.31%	3.99%
Bloomberg U.S. Aggregate Index	-3.17%	-2.97%
Russell 1000 Index	1.69%	20.32%
Defensive Growth Composite Benchmark	-2.49%	2.07%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	-1.81%	3.46%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 28, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.21%, 1.94%, 1.79%, 1.94% and 0.94%, respectively.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges, if any.

[2]

Performance includes a payment by an affiliate to reimburse for an error. Absent this payment, performance for the six months ended January 31, 2022 would have been -1.81% and performance for the twelve months ended January 31, 2022 would have been 2.88%.

8	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A.Taking into account the underlying funds’ returns and their weightings within the Funds, the leading contributors to absolute performance were in the U.S. equities space, especially large capitalization stocks. Underweighting U.S. fixed income added value, as did emphasizing dividend-paying stocks in the global equities space.

In relative terms at the underlying manager level (i.e., relative to each underlying fund’s specific benchmark), the leading contributors were Franklin Strategic Real Return Fund, Franklin Global Market Neutral Fund, Franklin Global Dividend Fund, BrandywineGLOBAL-Diversified US Large Cap Value Fund, Franklin U.S. Small Cap Equity Fund, and, where held, ClearBridge Small Cap Fund, and ClearBridge Mid Cap Fund.

Q. What were the leading detractors from performance?

A. An allocation to fixed income, both U.S. and international, was a major detractor from an absolute return perspective. Underweighting U.S. large cap equities and overweighting international stocks (and including an allocation to emerging markets) also detracted for the reporting period. The leading underperformers versus their respective benchmarks were ClearBridge Large Cap Growth Fund, ClearBridge Aggressive Growth Fund, and ClearBridge Small Cap Growth Fund.

Q. Were there any significant changes to the Funds during the reporting period?

A. There were no changes to the Funds during the reporting period.

Thank you for your investment in the Franklin Multi-Asset Allocation Funds. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Franklin Advisers, Inc.

February 10, 2022

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Investments in small- and mid- capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds. Each Fund, as a non-diversified fund, is permitted to invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund, which may magnify the Fund’s losses from events affecting those underlying funds.

Each Fund is a fund of funds – it invests primarily in other funds – and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and ETFs, rather than directly in portfolio securities. In addition to the Funds operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds in which each Fund invests. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	9

Funds overview (cont’d)

Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	MSCI All Country World Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets.

ii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iv

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[v]

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 153 funds for the six-month period and among the 151 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

vi

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

vii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 462 funds for the six-month period and among the 457 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

viii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

ix

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

[x]

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 590 funds for the six-month period and among the 581 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

xi

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

xii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 319 funds for the six-month period and among the 316 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

10	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Fund at a glance (unaudited)

Franklin Multi-Asset Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2022 and January 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	11

Funds at a glance (unaudited) (cont’d)

Franklin Multi-Asset Moderate Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2022 and January 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

12	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Conservative Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2022 and January 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	13

Funds at a glance (unaudited) (cont’d)

Franklin Multi-Asset Defensive Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2022 and January 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

14	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2021 and held for the six months ended January 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	0.29%	$1,000.00	$1,002.90	0.43%	$2.17	Class A	5.00%	$1,000.00	$1,023.04	0.43%	$2.19
Class C	0.03	1,000.00	1,000.30	1.09	5.50	Class C	5.00	1,000.00	1,019.71	1.09	5.55
Class R	0.06	1,000.00	1,000.60	0.80	4.03	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	0.43	1,000.00	1,004.30	0.12	0.61	Class I	5.00	1,000.00	1,024.60	0.12	0.61

[1]	For the six months ended January 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	15

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2021 and held for the six months ended January 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-0.25%	$1,000.00	$997.50	0.43%	$2.16	Class A	5.00%	$1,000.00	$1,023.04	0.43%	$2.19
Class C	-0.51	1,000.00	994.90	1.13	5.68	Class C	5.00	1,000.00	1,019.51	1.13	5.75
Class R	-0.39	1,000.00	996.10	0.80	4.03	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	-0.02	1,000.00	999.80	0.12	0.60	Class I	5.00	1,000.00	1,024.60	0.12	0.61

[1]	For the six months ended January 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

16	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2021 and held for the six months ended January 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-0.90%	$1,000.00	$991.00	0.44%	$2.21	Class A	5.00%	$1,000.00	$1,022.99	0.44%	$2.24
Class C	-1.17	1,000.00	988.30	1.08	5.41	Class C	5.00	1,000.00	1,019.76	1.08	5.50
Class R	-1.09	1,000.00	989.10	0.80	4.01	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	-0.75	1,000.00	992.50	0.15	0.75	Class I	5.00	1,000.00	1,024.45	0.15	0.77

[1]	For the six months ended January 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	17

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2021 and held for the six months ended January 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
Franklin Multi-Asset Defensive Growth Fund	Actual Total Return Without Sales Charge[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-1.43%		$1,000.00	$985.70	0.51%	$2.55	Class A	5.00%	$1,000.00	$1,022.63	0.51%	$2.60
Class C	-1.72		1,000.00	982.80	1.25	6.25	Class C	5.00	1,000.00	1,018.90	1.25	6.36
Class C1	-0.71	[5]	1,000.00	992.90	1.25	6.28	Class C1	5.00	1,000.00	1,018.90	1.25	6.36
Class R	-1.63		1,000.00	983.70	0.80	4.00	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	-1.31		1,000.00	986.90	0.25	1.25	Class I	5.00	1,000.00	1,023.95	0.25	1.28

[1]	For the six months ended January 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

[5]	Total return includes a payment by an affiliate and without the payment, total return would have been lower.

18	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Funds performance (unaudited)

Franklin Multi-Asset Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/22	13.27%	12.54%	12.83%	13.56%
Five Years Ended 1/31/22	9.30	8.57	8.93	9.60
Ten Years Ended 1/31/22	9.18	8.46	N/A	9.50
Inception* through 1/31/22	—	—	6.77	—

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/22	6.78%	11.54%	12.83%	13.56%
Five Years Ended 1/31/22	8.01	8.57	8.93	9.60
Ten Years Ended 1/31/22	8.53	8.46	N/A	9.50
Inception* through 1/31/22	—	—	6.77	—

Cumulative total returns
Without sales charges[1]
Class A (1/31/12 through 1/31/22)	140.60%
Class C (1/31/12 through 1/31/22)	125.31
Class R (Inception date of 6/2/14 through 1/31/22)	65.23
Class I (1/31/12 through 1/31/22)	147.80

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and December 16, 2008, respectively.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	19

Funds performance (unaudited) (cont’d)

Franklin Multi-Asset Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of Franklin Multi-Asset Growth Fund vs. Benchmark Indices† — January 2012 - January 2022

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of Franklin Multi-Asset Growth Fund on January 31, 2012, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2022. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, Russell 3000 Index, and the Growth Composite Benchmark. The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 85%.

20	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Funds performance (unaudited) (cont’d)

Franklin Multi-Asset Moderate Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/22	10.58%	9.80%	10.14%	10.93%
Five Years Ended 1/31/22	8.67	7.94	8.31	9.01
Ten Years Ended 1/31/22	8.48	7.74	N/A	8.79
Inception* through 1/31/22	—	—	6.37	—

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/22	4.20%	8.80%	10.14%	10.93%
Five Years Ended 1/31/22	7.39	7.94	8.31	9.01
Ten Years Ended 1/31/22	7.83	7.74	N/A	8.79
Inception* through 1/31/22	—	—	6.37	—

Cumulative total returns
Without sales charges[1]
Class A (1/31/12 through 1/31/22)	125.65%
Class C (1/31/12 through 1/31/22)	110.72
Class R (Inception date of 6/2/14 through 1/31/22)	60.50
Class I (1/31/12 through 1/31/22)	132.12

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and October 2, 2007, respectively.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	21

Franklin Multi-Asset Moderate Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of Franklin Multi-Asset Moderate Growth Fund vs. Benchmark Indices† — January 2012 - January 2022

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of Franklin Multi-Asset Moderate Growth Fund on January 31, 2012, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2022. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, Russell 3000 Index, and the Moderate Growth Composite Benchmark. The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 70%.

22	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Funds performance (unaudited) (cont’d)

Franklin Multi-Asset Conservative Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/22	7.10%	6.39%	6.69%	7.42%
Five Years Ended 1/31/22	7.62	6.86	7.26	7.92
Ten Years Ended 1/31/22	7.24	6.48	N/A	N/A
Inception* through 1/31/22	—	—	5.62	6.15

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/22	0.92%	5.39%	6.69%	7.42%
Five Years Ended 1/31/22	6.35	6.86	7.26	7.92
Ten Years Ended 1/31/22	6.61	6.48	N/A	N/A
Inception* through 1/31/22	—	—	5.62	6.15

Cumulative total returns
Without sales charges[1]
Class A (1/31/12 through 1/31/22)	101.20%
Class C (1/31/12 through 1/31/22)	87.39
Class R (Inception date of 6/2/14 through 1/31/22)	52.05
Class I (Re-inception date of 7/25/14 through 1/31/22)	56.68

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and July 25, 2014 (re-inception), respectively.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	23

Franklin Multi-Asset Conservative Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of Franklin Multi-Asset Conservative Growth Fund vs. Benchmark Indices† — January 2012 - January 2022

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of Franklin Multi-Asset Conservative Growth Fund on January 31, 2012, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2022. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, Russell 1000 Index, and the Conservative Growth Composite Benchmark. The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 50%.

24	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Funds performance (unaudited) (cont’d)

Franklin Multi-Asset Defensive Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1[2]	Class R	Class I
Twelve Months Ended 1/31/22	3.63%	2.98%	4.03%[3]	3.37%	3.99%
Five Years Ended 1/31/22	5.97	5.21	5.63	5.69	6.29
Ten Years Ended 1/31/22	5.62	N/A	5.17	N/A	N/A
Inception* through 1/31/22	—	4.78	—	4.46	5.70

With sales charges[4]	Class A	Class C	Class C1[2]	Class R	Class I
Twelve Months Ended 1/31/22	-0.76%	2.00%	3.03%[3]	3.37%	3.99%
Five Years Ended 1/31/22	5.06	5.21	5.63	5.69	6.29
Ten Years Ended 1/31/22	5.16	N/A	5.17	N/A	N/A
Inception* through 1/31/22	—	4.78	—	4.46	5.70

Cumulative total returns
Without sales charges[1]
Class A (1/31/12 through 1/31/22)	72.77%
Class C (Inception date of 8/1/12 through 1/31/22)	55.79
Class C1[2] (1/31/12 through 1/31/22)	65.47
Class R (Inception date of 6/2/14 through 1/31/22)	39.76
Class I (Inception date of 3/15/12 through 1/31/22)	72.94

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[3]	Total return includes a payment by an affiliate and without the payment, total return would have been lower.

[4]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, C1, R and I shares are February 5, 1996, August 1, 2012, February 5, 1996, June 2, 2014 and March 15, 2012, respectively.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	25

Franklin Multi-Asset Defensive Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C1 Shares of Franklin Multi-Asset Defensive Growth Fund vs. Benchmark Indices† — January 2012 - January 2022

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C1 shares of Franklin Multi-Asset Defensive Growth Fund on January 31, 2012, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2022. On August 1, 2012, Class C shares were reclassified as C1 shares. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, Russell 1000 Index, and the Defensive Growth Composite Benchmark. The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C1 shares’ performance indicated on this chart, depending on whether greater or less sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 30%.

26	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Schedules of investments

January 31, 2022

Franklin Multi-Asset Growth Fund

(Percentages shown based on Fund net assets)

Description	Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Equity — 45.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	5,035,559	$102,574,326
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	2,467,632	33,461,089
ClearBridge Small Cap Fund, Class IS Shares	626,962	43,128,724
Franklin U.S. Small Cap Equity Fund, Class IS Shares	1,802,018	22,867,614	(b)
Legg Mason Partners Investment Trust:(c)
ClearBridge Aggressive Growth Fund, Class IS Shares	116,306	19,670,754
ClearBridge Appreciation Fund, Class IS Shares	1,407,462	44,869,884
ClearBridge Large Cap Growth Fund, Class IS Shares	668,507	45,344,823
ClearBridge Mid Cap Fund, Class IS Shares	721,556	32,166,971
ClearBridge Small Cap Growth Fund, Class IS Shares	101,700	4,579,560
Franklin U.S. Large Cap Equity Fund, Class IS Shares	1,452,333	28,727,155	(d)
Total Domestic Equity		377,390,900
Foreign Equity — 37.7%
Legg Mason Global Asset Management Trust:
ClearBridge Global Infrastructure Income Fund, Class IS Shares	609,798	8,543,273
Franklin Global Market Neutral Fund, Class IS Shares	3,000,615	30,816,311	(e)
Franklin International Equity Fund, Class IS Shares	5,075,431	88,312,494	(f)
Martin Currie Emerging Markets Fund, Class IS Shares	4,058,429	64,853,695
Legg Mason Partners Investment Trust:(c)
ClearBridge International Value Fund, Class IS Shares	3,671,252	41,228,165
Franklin Global Dividend Fund, Class IS Shares	5,411,973	77,770,051	(g)
Total Foreign Equity		311,523,989
Domestic Fixed Income — 7.8%
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	2,025,226	20,677,554
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares	748,778	8,670,854
Western Asset High Yield Fund, Class IS Shares	2,814,848	22,631,379
Western Asset Macro Opportunities Fund, Class IS Shares	1,094,444	12,126,434
Total Domestic Fixed Income		64,106,221
Hybrid — 6.2%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares	4,531,697	51,525,399	(h)
Foreign Fixed Income — 2.4%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	771,342	7,520,589
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	1,004,844	12,339,484
Total Foreign Fixed Income		19,860,073
Total Investments in Underlying Funds before Short-Term Investments (Cost — $643,010,752)		824,406,582

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	27

Schedules of investments (cont’d)

January 31, 2022

Franklin Multi-Asset Growth Fund

(Percentages shown based on Fund net assets)

Description	Rate	Shares	Value
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost —$3,032,316)	0.026%	3,032,316	$3,032,316
Total Investments — 100.1% (Cost — $646,043,068)			827,438,898
Liabilities in Excess of Other Assets — (0.1)%			(632,977)
Total Net Assets — 100.0%			$826,805,921

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(c)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(d)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(f)	Prior to August 7, 2021, known as QS International Equity Fund.

(g)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(h)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

See Notes to Financial Statements.

28	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Moderate Growth Fund

(Percentages shown based on Fund net assets)

Description	Shares	Value
Investments in Underlying Funds(a) — 99.9%
Domestic Equity — 38.3%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	2,858,568	$58,229,043
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	1,135,961	15,403,628
ClearBridge Small Cap Fund, Class IS Shares	252,439	17,365,253
Franklin U.S. Small Cap Equity Fund, Class IS Shares	951,087	12,069,290	(b)
Legg Mason Partners Investment Trust:(c)
ClearBridge Aggressive Growth Fund, Class IS Shares	62,853	10,630,355
ClearBridge Appreciation Fund, Class IS Shares	741,664	23,644,256
ClearBridge Large Cap Growth Fund, Class IS Shares	391,170	26,533,029
ClearBridge Mid Cap Fund, Class IS Shares	209,377	9,334,005
ClearBridge Small Cap Growth Fund, Class IS Shares	138,988	6,258,640
Franklin U.S. Large Cap Equity Fund, Class IS Shares	799,242	15,809,004	(d)
Total Domestic Equity		195,276,503
Foreign Equity — 30.0%
Legg Mason Global Asset Management Trust:
ClearBridge Global Infrastructure Income Fund, Class IS Shares	376,293	5,271,856
Franklin Global Market Neutral Fund, Class IS Shares	1,888,729	19,397,252	(e)
Franklin International Equity Fund, Class IS Shares	1,892,094	32,922,435	(f)
Martin Currie Emerging Markets Fund, Class IS Shares	1,950,545	31,169,710
Legg Mason Partners Investment Trust:(c)
ClearBridge International Value Fund, Class IS Shares	1,413,287	15,871,213
Franklin Global Dividend Fund, Class IS Shares	3,363,631	48,335,376	(g)
Total Foreign Equity		152,967,842
Domestic Fixed Income — 19.6%
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	1,266,809	12,934,119
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	1,161,785	14,789,523
Western Asset Core Plus Bond Fund, Class IS Shares	3,672,761	42,530,570
Western Asset High Yield Fund, Class IS Shares	2,753,855	22,140,995
Western Asset Macro Opportunities Fund, Class IS Shares	682,186	7,558,622
Total Domestic Fixed Income		99,953,829
Hybrid — 6.2%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares	2,789,236	31,713,616	(h)
Foreign Fixed Income — 5.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	2,204,704	21,495,866
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	630,813	7,746,386
Total Foreign Fixed Income		29,242,252
Total Investments in Underlying Funds before Short-Term Investments (Cost — $414,293,660)		509,154,042

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	29

Schedules of investments (cont’d)

January 31, 2022

Franklin Multi-Asset Moderate Growth Fund

(Percentages shown based on Fund net assets)

Description	Rate	Shares	Value
Short-Term Investments — 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $845,070)	0.026%	845,070	$845,070
Total Investments — 100.0% (Cost — $415,138,730)			509,999,112
Liabilities in Excess of Other Assets — (0.0)%††			(164,591)
Total Net Assets — 100.0%			$509,834,521

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(c)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(d)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(f)	Prior to August 7, 2021, known as QS International Equity Fund.

(g)	Prior to August 7, 2021, known as QS Global Dividend Fund. (h) Prior to August 7, 2021, known as QS Strategic Real Return Fund.

See Notes to Financial Statements.

30	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Conservative Growth Fund

(Percentages shown based on Fund net assets)

Description	Shares	Value
Investments in Underlying Funds(a) — 100.0%
Domestic Fixed Income — 36.0%
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	811,986	$ 8,290,381
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	2,731,778	34,775,531
Western Asset Core Plus Bond Fund, Class IS Shares	4,377,971	50,696,904
Western Asset High Yield Fund, Class IS Shares	2,255,679	18,135,664
Western Asset Macro Opportunities Fund, Class IS Shares	438,041	4,853,492
Total Domestic Fixed Income		116,751,972
Domestic Equity — 29.2%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	923,751	18,816,799
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	480,767	6,519,196
ClearBridge Small Cap Fund, Class IS Shares	92,686	6,375,846
Franklin U.S. Small Cap Equity Fund, Class IS Shares	557,092	7,069,496	(b)
Legg Mason Partners Investment Trust:(c)
ClearBridge Aggressive Growth Fund, Class IS Shares	28,424	4,807,429
ClearBridge Appreciation Fund, Class IS Shares	541,476	17,262,257
ClearBridge Large Cap Growth Fund, Class IS Shares	212,632	14,422,820
ClearBridge Mid Cap Fund, Class IS Shares	105,602	4,707,755
ClearBridge Small Cap Growth Fund, Class IS Shares	88,430	3,982,023
Franklin U.S. Large Cap Equity Fund, Class IS Shares	539,217	10,665,715	(d)
Total Domestic Equity		94,629,336
Foreign Equity — 19.4%
Legg Mason Global Asset Management Trust:
ClearBridge Global Infrastructure Income Fund, Class IS Shares	239,240	3,351,758
Franklin Global Market Neutral Fund, Class IS Shares	1,197,891	12,302,337	(e)
Franklin International Equity Fund, Class IS Shares	141,577	2,463,433	(f)
Martin Currie Emerging Markets Fund, Class IS Shares	729,734	11,661,143
Legg Mason Partners Investment Trust:(c)
ClearBridge International Value Fund, Class IS Shares	221,916	2,492,123
Franklin Global Dividend Fund, Class IS Shares	2,133,517	30,658,638	(g)
Total Foreign Equity		62,929,432
Foreign Fixed Income — 9.1%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	2,513,161	24,503,318
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	404,361	4,965,551
Total Foreign Fixed Income		29,468,869
Hybrid — 6.3%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares	1,775,734	20,190,095	(h)
Total Investments in Underlying Funds before Short-Term Investments (Cost — $272,640,794)		323,969,704

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	31

Schedules of investments (cont’d)

January 31, 2022

Franklin Multi-Asset Conservative Growth Fund

(Percentages shown based on Fund net assets)

Description	Rate	Shares	Value
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $581,708)	0.026%	581,708	$581,708
Total Investments — 100.2% (Cost — $273,222,502)			324,551,412
Liabilities in Excess of Other Assets — (0.2)%			(486,958)
Total Net Assets — 100.0%			$324,064,454

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(c)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(d)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(f)	Prior to August 7, 2021, known as QS International Equity Fund.

(g)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(h)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

See Notes to Financial Statements.

32	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Defensive Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 99.5%
Domestic Fixed Income — 55.0%
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		331,520	$ 3,384,818
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,199,231	27,996,215
Western Asset Core Plus Bond Fund, Class IS Shares		2,643,399	30,610,558
Western Asset High Yield Fund, Class IS Shares		1,127,129	9,062,114
Western Asset Macro Opportunities Fund, Class IS Shares		178,314	1,975,720
Total Domestic Fixed Income			73,029,425
Domestic Equity — 14.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		66,903	1,362,804
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		98,244	1,332,193
Franklin U.S. Small Cap Equity Fund, Class IS Shares		119,192	1,512,543	(b)
Legg Mason Partners Investment Trust:(c)
ClearBridge Appreciation Fund, Class IS Shares		202,709	6,462,366
ClearBridge Large Cap Growth Fund, Class IS Shares		53,155	3,605,474
ClearBridge Small Cap Growth Fund, Class IS Shares		25,008	1,126,116
Franklin U.S. Large Cap Equity Fund, Class IS Shares		223,561	4,422,045	(d)
Total Domestic Equity			19,823,541
Foreign Equity — 13.7%
Legg Mason Global Asset Management Trust:
ClearBridge Global Infrastructure Income Fund, Class IS Shares		96,716	1,354,995
Franklin Global Market Neutral Fund, Class IS Shares		484,490	4,975,709	(e)
Franklin International Equity Fund, Class IS Shares		10,820	188,259	(f)
Martin Currie Emerging Markets Fund, Class IS Shares		96,261	1,538,252
Legg Mason Partners Investment Trust:
ClearBridge International Value Fund, Class IS Shares		17,288	194,147
Franklin Global Dividend Fund, Class IS Shares(c)		690,002	9,915,328	(g)
Total Foreign Equity			18,166,690
Foreign Fixed Income — 9.5%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		1,090,469	10,632,076
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		165,040	2,026,695
Total Foreign Fixed Income			12,658,771
Hybrid — 6.4%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		740,206	8,416,149	(h)
Total Investments in Underlying Funds before Short-Term Investments (Cost — $114,888,514)			132,094,576

	Rate
Short-Term Investments — 0.6%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $807,021)	0.026%	807,021	807,021
Total Investments — 100.1% (Cost — $115,695,535)			132,901,597
Liabilities in Excess of Other Assets — (0.1)%			(75,128)
Total Net Assets — 100.0%			$132,826,469

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	33

Schedules of investments (cont’d)

January 31, 2022

Franklin Multi-Asset Defensive Growth Fund

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(c)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(d)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(f)	Prior to August 7, 2021, known as QS International Equity Fund.

(g)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(h)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

See Notes to Financial Statements.

34	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Statements of assets and liabilities

January 31, 2022

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$643,010,752	$414,293,660
Short-term investments, at cost	3,032,316	845,070
Investments in affiliated Underlying Funds, at value	$824,406,582	$509,154,042
Short-term investments, at value	3,032,316	845,070
Receivable for Fund shares sold	220,665	208,341
Distributions receivable from affiliated Underlying Funds	111,405	199,028
Receivable from investment manager	111	95
Distributions receivable from unaffiliated Underlying Funds	63	36
Prepaid expenses	31,559	31,138
Total Assets	827,802,701	510,437,750

Liabilities:
Payable for Fund shares repurchased	444,341	123,943
Transfer agent fees payable	211,791	129,265
Service and/or distribution fees payable	179,611	110,825
Payable for investments in affiliated Underlying Funds	111,405	199,028
Fund accounting fees payable	19,470	18,022
Trustees’ fees payable	3,072	1,883
Accrued expenses	27,090	20,263
Total Liabilities	996,780	603,229
Total Net Assets	$826,805,921	$509,834,521

Net Assets:
Par value (Note 7)	$467	$300
Paid-in capital in excess of par value	622,194,782	402,839,793
Total distributable earnings (loss)	204,610,672	106,994,428
Total Net Assets	$826,805,921	$509,834,521

Net Assets:
Class A	$821,030,795	$502,700,150
Class C	$2,625,776	$2,908,910
Class R	$116,236	$141,370
Class I	$3,033,114	$4,084,091

Shares Outstanding:
Class A	46,384,816	29,582,288
Class C	160,617	165,561
Class R	6,633	8,451
Class I	172,201	242,861

Net Asset Value:
Class A (and redemption price)	$17.70	$16.99
Class C*	$16.35	$17.57
Class R (and redemption price)	$17.52	$16.73
Class I (and redemption price)	$17.61	$16.82
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$18.78	$18.03

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	35

Statements of assets and liabilities (cont’d)

January 31, 2022

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$272,640,794	$114,888,514
Short-term investments, at cost	581,708	807,021
Investments in affiliated Underlying Funds, at value	$323,969,704	$132,094,576
Short-term investments, at value	581,708	807,021
Receivable for Fund shares sold	336,686	28,282
Distributions receivable from affiliated Underlying Funds	229,257	141,339
Receivable from investment manager	124	179
Distributions receivable from unaffiliated Underlying Funds	24	10
Prepaid expenses	32,018	32,825
Total Assets	325,149,521	133,104,232

Liabilities:
Payable for Fund shares repurchased	674,447	44,668
Payable for investments in affiliated Underlying Funds	229,257	141,339
Transfer agent fees payable	76,562	32,504
Service and/or distribution fees payable	70,644	28,657
Fund accounting fees payable	17,161	16,273
Trustees’ fees payable	1,198	487
Accrued expenses	15,798	13,835
Total Liabilities	1,085,067	277,763
Total Net Assets	$324,064,454	$132,826,469

Net Assets:
Par value (Note 7)	$214	$96
Paid-in capital in excess of par value	265,695,006	116,470,731
Total distributable earnings (loss)	58,369,234	16,355,642
Total Net Assets	$324,064,454	$132,826,469

Net Assets:
Class A	$319,156,292	$130,004,647
Class C	$2,118,563	$791,747
Class C1	—	$69,487
Class R	$44,816	$140,932

Class I	$2,744,783	$1,819,656
Shares Outstanding:
Class A	21,105,221	9,412,576
Class C	132,672	57,561
Class C1	—	4,822

Class R	2,956	10,219
Class I	181,644	132,081
Net Asset Value:
Class A (and redemption price)	$15.12	$13.81
Class C*	$15.97	$13.75
Class C1*	—	$14.41
Class R (and redemption price)	$15.16	$13.79
Class I (and redemption price)	$15.11	$13.78
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$16.04	$14.42

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

36	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Statements of operations

For the Year Ended January 31, 2022

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$16,124,479	$11,036,898
Income distributions from unaffiliated Underlying Funds	689	454
Total Investment Income	16,125,168	11,037,352

Expenses:
Service and/or distribution fees (Notes 2 and 5)	2,126,076	1,315,994
Transfer agent fees (Note 5)	1,195,744	693,516
Registration fees	87,530	83,707
Legal fees	65,800	47,971
Trustees’ fees	43,054	26,628
Fund accounting fees	39,673	36,729
Audit and tax fees	29,380	28,461
Insurance	6,621	4,571
Shareholder reports	2,590	4,080
Interest expense	8	—
Miscellaneous expenses	6,221	5,655
Total Expenses	3,602,697	2,247,312
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(579)	(564)
Net Expenses	3,602,118	2,246,748
Net Investment Income	12,523,050	8,790,604

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	21,419,730	12,159,607
Capital gain distributions from affiliated Underlying Funds	58,753,995	32,021,549
Net Realized Gain	80,173,725	44,181,156
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	9,441,374	(1,917,477)
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	89,615,099	42,263,679
Increase in Net Assets From Operations	$102,138,149	$51,054,283

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	37

Statements of operations (cont’d)

For the Year Ended January 31, 2022

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$7,471,504	$3,499,139
Income distributions from unaffiliated Underlying Funds	378	152
Total Investment Income	7,471,882	3,499,291

Expenses:
Service and/or distribution fees (Notes 2 and 5)	840,911	338,830
Transfer agent fees (Note 5)	391,489	160,291
Registration fees	85,173	90,503
Legal fees	40,599	31,037
Fund accounting fees	34,975	33,214
Audit and tax fees	27,851	27,199
Trustees’ fees	16,940	7,181
Shareholder reports	5,803	6,907
Insurance	2,557	1,388
Interest expense	—	25
Miscellaneous expenses	5,622	6,280
Total Expenses	1,451,920	702,855
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(566)	(1,134)
Net Expenses	1,451,354	701,721
Net Investment Income	6,020,528	2,797,570

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	6,871,849	1,907,996
Capital gain distributions from affiliated Underlying Funds	16,544,294	4,293,248
Net Realized Gain	23,416,143	6,201,244
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	(7,186,218)	(4,178,905)
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	16,229,925	2,022,339
Increase in Net Assets From Operations	$22,250,453	$4,819,909

See Notes to Financial Statements.

38	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Statements of changes in net assets

Franklin Multi-Asset Growth Fund

For the Years Ended January 31,	2022	2021

Operations:
Net investment income	$12,523,050	$6,784,068
Net realized gain	80,173,725	22,734,136
Change in net unrealized appreciation (depreciation)	9,441,374	51,278,969
Increase in Net Assets From Operations	102,138,149	80,797,173

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(59,936,733)	(37,756,817)
Decrease in Net Assets From Distributions to Shareholders	(59,936,733)	(37,756,817)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	35,914,074	32,879,705
Reinvestment of distributions	59,775,701	37,674,149
Cost of shares repurchased	(85,692,137)	(76,719,038)
Increase (Decrease) in Net Assets From Fund Share Transactions	9,997,638	(6,165,184)
Increase in Net Assets	52,199,054	36,875,172

Net Assets:
Beginning of year	774,606,867	737,731,695
End of year	$826,805,921	$774,606,867

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	39

Statements of changes in net assets (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For the Years Ended January 31,	2022	2021

Operations:
Net investment income	$8,790,604	$5,336,632
Net realized gain	44,181,156	14,631,864
Change in net unrealized appreciation (depreciation)	(1,917,477)	27,390,239
Increase in Net Assets From Operations	51,054,283	47,358,735

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(36,943,615)	(25,302,067)
Decrease in Net Assets From Distributions to Shareholders	(36,943,615)	(25,302,067)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,111,711	28,130,674
Reinvestment of distributions	36,788,987	25,194,862
Cost of shares repurchased	(58,700,101)	(56,108,085)
Increase (Decrease) in Net Assets From Fund Share Transactions	10,200,597	(2,782,549)
Increase in Net Assets	24,311,265	19,274,119

Net Assets:
Beginning of year	485,523,256	466,249,137
End of year	$509,834,521	$485,523,256

See Notes to Financial Statements.

40	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Conservative Growth Fund

For the Years Ended January 31,	2022	2021

Operations:
Net investment income	$6,020,528	$4,457,396
Net realized gain	23,416,143	7,884,777
Change in net unrealized appreciation (depreciation)	(7,186,218)	15,242,657
Increase in Net Assets From Operations	22,250,453	27,584,830

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(20,587,980)	(13,810,761)
Decrease in Net Assets From Distributions to Shareholders	(20,587,980)	(13,810,761)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	35,538,818	35,448,248
Reinvestment of distributions	20,482,199	13,729,738
Cost of shares repurchased	(43,339,890)	(53,541,250)
Increase (Decrease) in Net Assets From Fund Share Transactions	12,681,127	(4,363,264)
Increase in Net Assets	14,343,600	9,410,805

Net Assets:
Beginning of year	309,720,854	300,310,049
End of year	$324,064,454	$309,720,854

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	41

Statements of changes in net assets (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For the Years Ended January 31,	2022	2021

Operations:
Net investment income	$2,797,570	$2,546,328
Net realized gain	6,201,244	2,361,313
Change in net unrealized appreciation (depreciation)	(4,178,905)	4,845,687
Increase in Net Assets From Operations	4,819,909	9,753,328

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,794,792)	(4,270,166)
Decrease in Net Assets From Distributions to Shareholders	(6,794,792)	(4,270,166)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	13,910,763	16,934,804
Reinvestment of distributions	6,762,882	4,243,585
Cost of shares repurchased	(18,649,453)	(21,386,507)
Increase (Decrease) in Net Assets From Fund Share Transactions	2,024,192	(208,118)
Increase in Net Assets	49,309	5,275,044

Net Assets:
Beginning of year	132,777,160	127,502,116
End of year	$132,826,469	$132,777,160

See Notes to Financial Statements.

42	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Financial highlights

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$16.79	$15.85	$15.28	$17.34	$16.31

Income (loss) from operations:
Net investment income	0.28	0.15	0.23	0.21	0.16
Net realized and unrealized gain (loss)	1.97	1.62	1.28	(1.37)	2.92
Total income (loss) from operations	2.25	1.77	1.51	(1.16)	3.08

Less distributions from:
Net investment income	(0.66)	(0.17)	(0.23)	(0.29)	(0.20)
Net realized gains	(0.68)	(0.66)	(0.71)	(0.61)	(1.85)
Total distributions	(1.34)	(0.83)	(0.94)	(0.90)	(2.05)

Net asset value, end of year	$17.70	$16.79	$15.85	$15.28	$17.34
Total return[2]	13.27%	11.84%	10.09%	(6.53)%	19.69%

Net assets, end of year (millions)	$821	$767	$729	$700	$796

Ratios to average net assets:
Gross expenses[3]	0.43%	0.48%	0.46%	0.47%	0.48%
Net expenses[3,4]	0.43	0.48 [5]	0.46 [5]	0.47	0.48 [5]
Net investment income	1.49	0.98	1.46	1.33	0.91

Portfolio turnover rate	21%	10%	25%	15%	40%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	43

Financial highlights (cont’d)

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$15.53	$14.74	$14.24	$16.20	$15.36

Income (loss) from operations:
Net investment income	0.07	0.03	0.06	0.09	0.03
Net realized and unrealized gain (loss)	1.90	1.50	1.23	(1.26)	2.75
Total income (loss) from operations	1.97	1.53	1.29	(1.17)	2.78

Less distributions from:
Net investment income	(0.47)	(0.08)	(0.08)	(0.18)	(0.09)
Net realized gains	(0.68)	(0.66)	(0.71)	(0.61)	(1.85)
Total distributions	(1.15)	(0.74)	(0.79)	(0.79)	(1.94)

Net asset value, end of year	$16.35	$15.53	$14.74	$14.24	$16.20
Total return[2]	12.54%	11.07%	9.29%	(7.11)%	18.90%

Net assets, end of year (000s)	$2,626	$5,242	$6,547	$14,674	$19,018

Ratios to average net assets:
Gross expenses[3]	1.15%	1.16%	1.14%	1.15%	1.18%
Net expenses[3,4]	1.15	1.16 [5]	1.14	1.15	1.18 [5]
Net investment income	0.43	0.24	0.44	0.61	0.16

Portfolio turnover rate	21%	10%	25%	15%	40%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

44	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$16.64	$15.73	$15.20	$17.23	$16.21

Income (loss) from operations:
Net investment income	0.21	0.10	0.21	0.18	0.08
Net realized and unrealized gain (loss)	1.95	1.60	1.23	(1.37)	2.92
Total income (loss) from operations	2.16	1.70	1.44	(1.19)	3.00

Less distributions from:
Net investment income	(0.60)	(0.13)	(0.20)	(0.23)	(0.13)
Net realized gains	(0.68)	(0.66)	(0.71)	(0.61)	(1.85)
Total distributions	(1.28)	(0.79)	(0.91)	(0.84)	(1.98)

Net asset value, end of year	$17.52	$16.64	$15.73	$15.20	$17.23
Total return[2]	12.83%	11.49%	9.68%	(6.81)%	19.29%

Net assets, end of year (000s)	$116	$111	$89	$71	$56

Ratios to average net assets:
Gross expenses[3]	1.27%	1.24%	1.32%	1.37%	1.44%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	1.13	0.70	1.35	1.13	0.44

Portfolio turnover rate	21%	10%	25%	15%	40%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	45

Financial highlights (cont’d)

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$16.71	$15.77	$15.21	$17.27	$16.25

Income (loss) from operations:
Net investment income	0.35	0.20	0.28	0.27	0.20
Net realized and unrealized gain (loss)	1.94	1.61	1.27	(1.38)	2.92
Total income (loss) from operations	2.29	1.81	1.55	(1.11)	3.12

Less distributions from:
Net investment income	(0.71)	(0.21)	(0.28)	(0.34)	(0.25)
Net realized gains	(0.68)	(0.66)	(0.71)	(0.61)	(1.85)
Total distributions	(1.39)	(0.87)	(0.99)	(0.95)	(2.10)

Net asset value, end of year	$17.61	$16.71	$15.77	$15.21	$17.27
Total return[2]	13.56%	12.18%	10.36%	(6.24)%	20.00%

Net assets, end of year (000s)	$3,033	$2,315	$2,062	$1,733	$1,526

Ratios to average net assets:
Gross expenses[3]	0.16%	0.19%	0.18%	0.18%	0.21%
Net expenses[3,4]	0.16	0.19 [5]	0.18	0.18	0.21
Net investment income	1.90	1.32	1.81	1.71	1.18

Portfolio turnover rate	21%	10%	25%	15%	40%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

46	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$16.51	$15.75	$15.17	$16.93	$16.01

Income (loss) from operations:
Net investment income	0.30	0.18	0.26	0.28	0.22
Net realized and unrealized gain (loss)	1.47	1.45	1.26	(1.11)	2.53
Total income (loss) from operations	1.77	1.63	1.52	(0.83)	2.75

Less distributions from:
Net investment income	(0.64)	(0.20)	(0.30)	(0.34)	(0.25)
Net realized gains	(0.65)	(0.67)	(0.64)	(0.59)	(1.58)
Total distributions	(1.29)	(0.87)	(0.94)	(0.93)	(1.83)

Net asset value, end of year	$16.99	$16.51	$15.75	$15.17	$16.93
Total return[2]	10.58%	10.97%	10.12%	(4.70)%	17.71%

Net assets, end of year (millions)	$503	$477	$456	$438	$489

Ratios to average net assets:
Gross expenses[3]	0.43%	0.47%	0.45%	0.46%	0.46%
Net expenses[3,4]	0.43 [5]	0.47 [5]	0.45	0.46	0.46 [5]
Net investment income	1.70	1.21	1.69	1.77	1.28

Portfolio turnover rate	24%	16%	24%	15%	42%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	47

Financial highlights (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$16.99	$16.18	$15.51	$17.25	$16.28

Income (loss) from operations:
Net investment income	0.13	0.07	0.11	0.16	0.09
Net realized and unrealized gain (loss)	1.56	1.49	1.32	(1.09)	2.58
Total income (loss) from operations	1.69	1.56	1.43	(0.93)	2.67

Less distributions from:
Net investment income	(0.46)	(0.08)	(0.12)	(0.22)	(0.12)
Net realized gains	(0.65)	(0.67)	(0.64)	(0.59)	(1.58)
Total distributions	(1.11)	(0.75)	(0.76)	(0.81)	(1.70)

Net asset value, end of year	$17.57	$16.99	$16.18	$15.51	$17.25
Total return[2]	9.80%	10.22%	9.32%	(5.29)%	16.92%

Net assets, end of year (000s)	$2,909	$4,394	$6,253	$15,563	$20,674

Ratios to average net assets:
Gross expenses[3]	1.17%	1.18%	1.15%	1.14%	1.17%
Net expenses[3,4,5]	1.17	1.18	1.15	1.14	1.17
Net investment income	0.72	0.44	0.69	0.99	0.53

Portfolio turnover rate	24%	16%	24%	15%	42%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

48	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$16.28	$15.55	$15.00	$16.73	$15.87

Income (loss) from operations:
Net investment income	0.22	0.13	0.21	0.24	0.19
Net realized and unrealized gain (loss)	1.45	1.43	1.24	(1.10)	2.47
Total income (loss) from operations	1.67	1.56	1.45	(0.86)	2.66

Less distributions from:
Net investment income	(0.57)	(0.16)	(0.26)	(0.28)	(0.22)
Net realized gains	(0.65)	(0.67)	(0.64)	(0.59)	(1.58)
Total distributions	(1.22)	(0.83)	(0.90)	(0.87)	(1.80)

Net asset value, end of year	$16.73	$16.28	$15.55	$15.00	$16.73
Total return[2]	10.14%	10.63%	9.76%	(4.97)%	17.29%

Net assets, end of year (000s)	$141	$138	$132	$107	$96

Ratios to average net assets:
Gross expenses[3]	1.15%	1.11%	1.17%	1.13%	1.24%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	1.28	0.89	1.37	1.53	1.15

Portfolio turnover rate	24%	16%	24%	15%	42%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	49

Financial highlights (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$16.35	$15.60	$15.03	$16.78	$15.88

Income (loss) from operations:
Net investment income	0.36	0.23	0.31	0.34	0.26
Net realized and unrealized gain (loss)	1.45	1.44	1.24	(1.11)	2.51
Total income (loss) from operations	1.81	1.67	1.55	(0.77)	2.77

Less distributions from:
Net investment income	(0.69)	(0.25)	(0.34)	(0.39)	(0.29)
Net realized gains	(0.65)	(0.67)	(0.64)	(0.59)	(1.58)
Total distributions	(1.34)	(0.92)	(0.98)	(0.98)	(1.87)

Net asset value, end of year	$16.82	$16.35	$15.60	$15.03	$16.78
Total return[2]	10.93%	11.32%	10.45%	(4.38)%	18.03%

Net assets, end of year (000s)	$4,084	$3,712	$3,372	$2,861	$6,225

Ratios to average net assets:
Gross expenses[3]	0.13%	0.13%	0.14%	0.18%	0.17%
Net expenses[3,4]	0.13	0.13 [5]	0.14	0.18	0.17
Net investment income	2.02	1.56	2.00	2.14	1.57

Portfolio turnover rate	24%	16%	24%	15%	42%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

50	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$15.03	$14.33	$13.74	$14.94	$14.25

Income (loss) from operations:
Net investment income	0.29	0.22	0.26	0.30	0.23
Net realized and unrealized gain (loss)	0.79	1.16	1.10	(0.68)	1.71
Total income (loss) from operations	1.08	1.38	1.36	(0.38)	1.94

Less distributions from:
Net investment income	(0.52)	(0.26)	(0.30)	(0.35)	(0.27)
Net realized gains	(0.47)	(0.42)	(0.47)	(0.47)	(0.98)
Total distributions	(0.99)	(0.68)	(0.77)	(0.82)	(1.25)

Net asset value, end of year	$15.12	$15.03	$14.33	$13.74	$14.94
Total return[2]	7.10%	10.05%	10.11%	(2.39)%	13.97%

Net assets, end of year (millions)	$319	$302	$287	$271	$297

Ratios to average net assets:
Gross expenses[3]	0.44%	0.47%	0.46%	0.47%	0.47%
Net expenses[3,4]	0.44	0.47 [5]	0.46	0.47	0.47 [5]
Net investment income	1.84	1.56	1.87	2.14	1.55

Portfolio turnover rate	20%	16%	25%	12%	37%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	51

Financial highlights (cont’d)

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$15.79	$15.02	$14.35	$15.55	$14.77

Income (loss) from operations:
Net investment income	0.13	0.09	0.18	0.19	0.13
Net realized and unrealized gain (loss)	0.90	1.25	1.14	(0.70)	1.77
Total income (loss) from operations	1.03	1.34	1.32	(0.51)	1.90

Less distributions from:
Net investment income	(0.38)	(0.15)	(0.18)	(0.22)	(0.14)
Net realized gains	(0.47)	(0.42)	(0.47)	(0.47)	(0.98)
Total distributions	(0.85)	(0.57)	(0.65)	(0.69)	(1.12)

Net asset value, end of year	$15.97	$15.79	$15.02	$14.35	$15.55
Total return[2]	6.39%	9.21%	9.37%	(3.11)%	13.18%

Net assets, end of year (000s)	$2,119	$4,780	$10,880	$12,191	$18,315

Ratios to average net assets:
Gross expenses[3]	1.20%	1.21%	1.19%	1.20%	1.19%
Net expenses[3,4]	1.20	1.21 [5]	1.19	1.20	1.19 [5]
Net investment income	0.78	0.64	1.25	1.29	0.85

Portfolio turnover rate	20%	16%	25%	12%	37%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

52	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$15.06	$14.36	$13.77	$14.90	$14.21

Income (loss) from operations:
Net investment income	0.19	0.18	0.22	0.21	0.17
Net realized and unrealized gain (loss)	0.83	1.15	1.09	(0.63)	1.71
Total income (loss) from operations	1.02	1.33	1.31	(0.42)	1.88

Less distributions from:
Net investment income	(0.45)	(0.21)	(0.25)	(0.24)	(0.21)
Net realized gains	(0.47)	(0.42)	(0.47)	(0.47)	(0.98)
Total distributions	(0.92)	(0.63)	(0.72)	(0.71)	(1.19)

Net asset value, end of year	$15.16	$15.06	$14.36	$13.77	$14.90
Total return[2]	6.69%	9.66%	9.74%	(2.67)%	13.58%

Net assets, end of year (000s)	$45	$70	$60	$48	$74

Ratios to average net assets:
Gross expenses[3]	1.59%	1.25%	1.34%	1.30%	1.21%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	1.21	1.26	1.58	1.48	1.16

Portfolio turnover rate	20%	16%	25%	12%	37%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	53

Financial highlights (cont’d)

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$15.02	$14.33	$13.73	$14.93	$14.24

Income (loss) from operations:
Net investment income	0.34	0.27	0.30	0.32	0.27
Net realized and unrealized gain (loss)	0.79	1.14	1.10	(0.67)	1.70
Total income (loss) from operations	1.13	1.41	1.40	(0.35)	1.97

Less distributions from:
Net investment income	(0.57)	(0.30)	(0.33)	(0.38)	(0.30)
Net realized gains	(0.47)	(0.42)	(0.47)	(0.47)	(0.98)
Total distributions	(1.04)	(0.72)	(0.80)	(0.85)	(1.28)

Net asset value, end of year	$15.11	$15.02	$14.33	$13.73	$14.93
Total return[2]	7.42%	10.35%	10.48%	(2.15)%	14.25%

Net assets, end of year (000s)	$2,745	$2,463	$1,982	$1,721	$7,751

Ratios to average net assets:
Gross expenses[3]	0.15%	0.15%	0.14%	0.24%	0.22%
Net expenses[3,4]	0.15	0.15 [5]	0.14	0.24	0.22
Net investment income	2.16	1.92	2.16	2.24	1.80

Portfolio turnover rate	20%	16%	25%	12%	37%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

54	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$14.02	$13.42	$12.76	$13.50	$13.34

Income (loss) from operations:
Net investment income	0.30	0.27	0.29	0.33	0.28
Net realized and unrealized gain (loss)	0.21	0.78	0.91	(0.49)	1.04
Total income (loss) from operations	0.51	1.05	1.20	(0.16)	1.32

Less distributions from:
Net investment income	(0.42)	(0.32)	(0.34)	(0.35)	(0.32)
Net realized gains	(0.30)	(0.13)	(0.20)	(0.23)	(0.84)
Total distributions	(0.72)	(0.45)	(0.54)	(0.58)	(1.16)

Net asset value, end of year	$13.81	$14.02	$13.42	$12.76	$13.50
Total return[2]	3.63%	8.08%	9.60%	(1.11)%	10.09%

Net assets, end of year (millions)	$130	$130	$124	$116	$126

Ratios to average net assets:
Gross expenses[3]	0.52%	0.54%	0.55%	0.56%	0.53%
Net expenses[3,4]	0.52	0.54 [5]	0.55	0.56	0.53 [5]
Net investment income	2.08	2.03	2.20	2.54	2.01

Portfolio turnover rate	8%	10%	19%	9%	38%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	55

Financial highlights (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$13.94	$13.36	$12.70	$13.43	$13.26

Income (loss) from operations:
Net investment income	0.18	0.17	0.19	0.22	0.17
Net realized and unrealized gain (loss)	0.23	0.77	0.92	(0.48)	1.04
Total income (loss) from operations	0.41	0.94	1.11	(0.26)	1.21

Less distributions from:
Net investment income	(0.30)	(0.23)	(0.25)	(0.24)	(0.20)
Net realized gains	(0.30)	(0.13)	(0.20)	(0.23)	(0.84)
Total distributions	(0.60)	(0.36)	(0.45)	(0.47)	(1.04)

Net asset value, end of year	$13.75	$13.94	$13.36	$12.70	$13.43
Total return[2]	2.98%	7.18%	8.85%	(1.85)%	9.31%

Net assets, end of year (000s)	$792	$964	$1,348	$1,694	$2,814

Ratios to average net assets:
Gross expenses[3]	1.29%	1.27%	1.26%	1.28%	1.27%
Net expenses[3,4]	1.29	1.27 [5]	1.26	1.28	1.27
Net investment income	1.28	1.32	1.47	1.67	1.25

Portfolio turnover rate	8%	10%	19%	9%	38%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

56	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C1 Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$14.41	$13.78	$13.07	$13.81	$13.60

Income (loss) from operations:
Net investment income	0.15	0.19	0.21	0.25	0.21
Net realized and unrealized gain (loss)	0.44	0.81	0.95	(0.48)	1.08
Total income (loss) from operations	0.59	1.00	1.16	(0.23)	1.29

Less distributions from:
Net investment income	(0.29)	(0.24)	(0.25)	(0.28)	(0.24)
Net realized gains	(0.30)	(0.13)	(0.20)	(0.23)	(0.84)
Total distributions	(0.59)	(0.37)	(0.45)	(0.51)	(1.08)

Net asset value, end of year	$14.41	$14.41	$13.78	$13.07	$13.81
Total return[2]	4.03%[3]	7.43%	9.04%	(1.53)%	9.60%

Net assets, end of year (000s)	$69	$227	$596	$2,005	$2,937

Ratios to average net assets:
Gross expenses[4]	1.53%	1.12%	1.05%	1.03%	1.01%
Net expenses[4,5]	1.25 [6]	1.12 [6]	1.05	1.03	1.01 [6]
Net investment income	1.00	1.36	1.54	1.91	1.50

Portfolio turnover rate	8%	10%	19%	9%	38%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 2.88% for the year ended January 31, 2022.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	57

Financial highlights (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$14.00	$13.41	$12.75	$13.47	$13.30

Income (loss) from operations:
Net investment income	0.29	0.24	0.26	0.30	0.24
Net realized and unrealized gain (loss)	0.19	0.77	0.91	(0.50)	1.05
Total income (loss) from operations	0.48	1.01	1.17	(0.20)	1.29

Less distributions from:
Net investment income	(0.39)	(0.29)	(0.31)	(0.29)	(0.28)
Net realized gains	(0.30)	(0.13)	(0.20)	(0.23)	(0.84)
Total distributions	(0.69)	(0.42)	(0.51)	(0.52)	(1.12)

Net asset value, end of year	$13.79	$14.00	$13.41	$12.75	$13.47
Total return[2]	3.37%	7.74%	9.36%	(1.39)%	9.82%

Net assets, end of year (000s)	$141	$95	$84	$60	$57

Ratios to average net assets:
Gross expenses[3]	1.32%	1.27%	1.34%	1.39%	1.51%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	2.06	1.79	2.00	2.34	1.77

Portfolio turnover rate	8%	10%	19%	9%	38%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

58	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$13.98	$13.39	$12.74	$13.47	$13.31

Income (loss) from operations:
Net investment income	0.33	0.31	0.33	0.36	0.32
Net realized and unrealized gain (loss)	0.23	0.77	0.90	(0.48)	1.04
Total income (loss) from operations	0.56	1.08	1.23	(0.12)	1.36

Less distributions from:
Net investment income	(0.46)	(0.36)	(0.38)	(0.38)	(0.36)
Net realized gains	(0.30)	(0.13)	(0.20)	(0.23)	(0.84)
Total distributions	(0.76)	(0.49)	(0.58)	(0.61)	(1.20)

Net asset value, end of year	$13.78	$13.98	$13.39	$12.74	$13.47
Total return[2]	3.99%	8.35%	9.86%	(0.74)%	10.43%

Net assets, end of year (000s)	$1,820	$1,974	$1,360	$1,263	$3,065

Ratios to average net assets:
Gross expenses[3]	0.26%	0.27%	0.30%	0.32%	0.29%
Net expenses[3,4,5]	0.25	0.25	0.25	0.25	0.25
Net investment income	2.30	2.34	2.50	2.80	2.34

Portfolio turnover rate	8%	10%	19%	9%	38%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	59

Notes to financial statements

1. Organization and significant accounting policies

Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) (prior to August 7, 2021, the Funds were known as QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund) are separate non-diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the

60	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$824,406,582	—	—	$824,406,582
Short-Term Investments†	3,032,316	—	—	3,032,316
Total Investments	$827,438,898	—	—	$827,438,898

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$509,154,042	—	—	$509,154,042
Short-Term Investments†	845,070	—	—	845,070
Total Investments	$509,999,112	—	—	$509,999,112

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$323,969,704	—	—	$323,969,704
Short-Term Investments†	581,708	—	—	581,708
Total Investments	$324,551,412	—	—	$324,551,412

†	See Schedule of Investments for additional detailed categorizations.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	61

Notes to financial statements (cont’d)

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$132,094,576	—	—	$132,094,576
Short-Term Investments†	807,021	—	—	807,021
Total Investments	$132,901,597	—	—	$132,901,597

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2022, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

62	Franklin Multi-Asset Allocation Funds 2022 Annual Report

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Funds had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager. Effective August 7, 2021, Franklin Advisers, Inc. (“Franklin Advisers”) is each Fund’s subadviser. Prior to August 7, 2021, QS Investors, LLC (“QS Investors”) was each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”) and prior to August 7, 2021, QS Investors was a wholly-owned subsidiary of Franklin Resources. Under the investment management agreements, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the year ended January 31, 2022, fees waived and/or expenses reimbursed were as follows:

Growth Fund	$579
Moderate Growth Fund	564
Conservative Growth Fund	566
Defensive Growth Fund	1,134

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and certain LMPFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Funds’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	63

Notes to financial statements (cont’d)

For the year ended January 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$181,753	$1,487	$865
Moderate Growth Fund	165,215	1,047	236
Conservative Growth Fund	131,738	2,139	67
Defensive Growth Fund	32,639	208	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended January 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$196,248,471	$174,884,594
Moderate Growth Fund	138,433,446	123,308,794
Conservative Growth Fund	79,965,798	64,788,779
Defensive Growth Fund	11,977,658	10,155,271

At January 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Growth Fund
		Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Securities	$670,181,606	$162,115,645	$(4,858,353)	$157,257,292

	Moderate Growth Fund
		Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Securities	$428,678,808	$85,005,958	$(3,685,654)	$81,320,304

	Conservative Growth Fund
		Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Securities	$280,071,821	$47,427,120	$(2,947,529)	$44,479,591

	Defensive Growth Fund
		Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Securities	$120,592,871	$13,471,391	$(1,162,665)	$12,308,726

4. Derivative instruments and hedging activities

During the year ended January 31, 2022, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

64	Franklin Multi-Asset Allocation Funds 2022 Annual Report

For the year ended January 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees

Growth Fund
Class A	$2,083,693		$1,186,656
Class C	41,763		4,670
Class R	620		911
Class I	—		3,507
Total	$2,126,076		$1,195,744

	Service and/or Distribution Fees		Transfer Agent Fees

Moderate Growth Fund
Class A	$1,277,486	†	$684,634
Class C	37,736	†	4,721
Class R	772		927
Class I	—		3,234
Total	$1,315,994		$693,516

†	Amounts shown are exclusive reimbursements. For the year ended January 31, 2022, the service and/or distribution fees reimbursed amounted to $6 and $22 for Class A and Class C shares, respectively.

	Service and/or Distribution Fees	Transfer Agent Fees

Conservative Growth Fund
Class A	$807,476	$384,297
Class C	33,077	4,334
Class R	358	735
Class I	—	2,123
Total	$840,911	$391,489

	Service and/or Distribution Fees	Transfer Agent Fees

Defensive Growth Fund
Class A	$329,059	$155,478
Class C	8,391	1,173
Class C1	842	817
Class R	538	715
Class I	—	2,108
Total	$338,830	$160,291

For the year ended January 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class A	—
Class C	—
Class R	$579
Class I	—
Total	$579

Franklin Multi-Asset Allocation Funds 2022 Annual Report	65

Notes to financial statements (cont’d)

Waivers/Expense Reimbursements

Moderate Growth Fund
Class A	$6
Class C	22
Class R	536
Class I	—
Total	$564

Waivers/Expense Reimbursements

Conservative Growth Fund
Class A	—
Class C	—
Class R	$566
Class I	—
Total	$566

Waivers/Expense Reimbursements

Defensive Growth Fund
Class A	—
Class C	—
Class C1	$339
Class R	555
Class I	240
Total	$1,134

6. Distributions to shareholders by class

	Year Ended January 31, 2022	Year Ended January 31, 2021

Growth Fund

Net Investment Income:
Class A	$29,099,930	$7,710,131
Class C	78,204	30,504
Class R	3,952	853
Class I	117,962	28,560
Total	$29,300,048	$7,770,048

Net Realized Gains:
Class A	$30,382,029	$29,637,831
Class C	147,374	264,055
Class R	4,690	4,024
Class I	102,592	80,859
Total	$30,636,685	$29,986,769

66	Franklin Multi-Asset Allocation Funds 2022 Annual Report

	Year Ended January 31, 2022	Year Ended January 31, 2021

Moderate Growth Fund

Net Investment Income:
Class A	$18,068,579	$5,807,123
Class C	73,018	24,126
Class R	4,735	1,425
Class I	158,689	57,364
Total	$18,305,021	$5,890,038

Net Realized Gains:
Class A	$18,360,343	$19,058,250
Class C	125,918	199,987
Class R	5,551	5,948
Class I	146,782	147,844
Total	$18,638,594	$19,412,029

	Year Ended January 31, 2022	Year Ended January 31, 2021

Conservative Growth Fund

Net Investment Income:
Class A	$10,685,734	$5,098,692
Class C	53,133	56,753
Class R	1,670	942
Class I	99,389	46,602
Total	$10,839,926	$5,202,989

Net Realized Gains:
Class A	$9,577,996	$8,313,081
Class C	87,524	231,317
Class R	1,929	1,827
Class I	80,605	61,547
Total	$9,748,054	$8,607,772

	Year Ended January 31, 2022	Year Ended January 31, 2021

Defensive Growth Fund

Net Investment Income:
Class A	$3,885,254	$2,944,639
Class C	17,247	22,319
Class C1	1,564	6,757
Class R	3,418	1,882
Class I	59,175	48,118
Total	$3,966,658	$3,023,715

Franklin Multi-Asset Allocation Funds 2022 Annual Report	67

Notes to financial statements (cont’d)

	Year Ended January 31, 2022	Year Ended January 31, 2021

Defensive Growth Fund (cont’d)

Net Realized Gains:
Class A	$2,765,929	$1,209,708
Class C	16,591	13,191
Class C1	2,562	3,961
Class R	2,454	856
Class I	40,598	18,735
Total	$2,828,134	$1,246,451

7. Shares of beneficial interest

At January 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Growth Fund
Class A
Shares sold	1,792,642	$33,119,918	2,105,234	$31,414,071
Shares issued on reinvestment	3,241,933	59,323,125	2,478,079	37,268,639
Shares repurchased	(4,338,524)	(80,064,235)	(4,891,609)	(73,424,257)
Net increase (decrease)	696,051	$12,378,808	(308,296)	$(4,741,547)

Class C
Shares sold	18,947	$323,757	35,480	$500,667
Shares issued on reinvestment	13,323	225,469	21,326	292,421
Shares repurchased	(209,203)	(3,562,241)	(163,358)	(2,360,317)
Net decrease	(176,933)	$(3,013,015)	(106,552)	$(1,567,229)

Class R
Shares sold	1,169	$21,343	2,084	$29,635
Shares issued on reinvestment	477	8,642	328	4,877
Shares repurchased	(1,680)	(30,630)	(1,404)	(19,382)
Net increase (decrease)	(34)	$(645)	1,008	$15,130

Class I
Shares sold	132,034	$2,449,056	63,223	$935,332
Shares issued on reinvestment	12,006	218,465	7,155	108,212
Shares repurchased	(110,406)	(2,035,031)	(62,553)	(915,082)
Net increase	33,634	$632,490	7,825	$128,462

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Moderate Growth Fund
Class A
Shares sold	1,739,347	$30,899,614	1,781,338	$26,868,266
Shares issued on reinvestment	2,066,495	36,288,644	1,636,208	24,768,899
Shares repurchased	(3,123,579)	(55,540,449)	(3,495,201)	(52,673,298)
Net increase (decrease)	682,263	$11,647,809	(77,655)	$(1,036,133)

68	Franklin Multi-Asset Allocation Funds 2022 Annual Report

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Moderate Growth Fund (cont’d)
Class C
Shares sold	20,619	$375,663	21,209	$320,374
Shares issued on reinvestment	10,961	198,887	14,570	223,211
Shares repurchased	(124,702)	(2,286,850)	(163,563)	(2,471,532)
Net decrease	(93,122)	$(1,712,300)	(127,784)	$(1,927,947)

Class R
Shares sold	778	$13,647	903	$13,191
Shares issued on reinvestment	595	10,286	496	7,373
Shares repurchased	(1,410)	(25,009)	(1,427)	(22,341)
Net decrease	(37)	$(1,076)	(28)	$(1,777)

Class I
Shares sold	46,822	$822,787	59,960	$928,843
Shares issued on reinvestment	16,760	291,170	12,954	195,379
Shares repurchased	(47,770)	(847,793)	(62,049)	(940,914)
Net increase	15,812	$266,164	10,865	$183,308

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Conservative Growth Fund
Class A
Shares sold	2,210,256	$34,698,361	2,147,657	$30,194,690
Shares issued on reinvestment	1,289,125	20,158,136	956,549	13,337,357
Shares repurchased	(2,520,883)	(39,602,906)	(3,028,110)	(42,161,594)
Net increase	978,498	$15,253,591	76,096	$1,370,453

Class C
Shares sold	14,289	$236,302	292,317	$4,323,648
Shares issued on reinvestment	8,509	140,657	19,439	281,648
Shares repurchased	(192,885)	(3,198,738)	(733,512)	(10,708,954)
Net decrease	(170,087)	$(2,821,779)	(421,756)	$(6,103,658)

Class R
Shares sold	345	$5,453	469	$6,534
Shares issued on reinvestment	222	3,476	188	2,626
Shares repurchased	(2,278)	(36,209)	(183)	(2,690)
Net increase (decrease)	(1,711)	$(27,280)	474	$6,470

Class I
Shares sold	38,177	$598,702	65,979	$923,376
Shares issued on reinvestment	11,523	179,930	7,749	108,107
Shares repurchased	(32,100)	(502,037)	(48,045)	(668,012)
Net increase	17,600	$276,595	25,683	$363,471

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Defensive Growth Fund
Class A
Shares sold	948,700	$13,564,304	1,148,919	$15,357,719
Shares issued on reinvestment	465,626	6,619,273	308,222	4,127,765
Shares repurchased	(1,242,780)	(17,747,858)	(1,463,452)	(19,371,044)
Net increase (decrease)	171,546	$2,435,719	(6,311)	$114,440

Franklin Multi-Asset Allocation Funds 2022 Annual Report	69

Notes to financial statements (cont’d)

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Defensive Growth Fund (cont’d)
Class C
Shares sold	8,647	$124,778	12,607	$168,928
Shares issued on reinvestment	2,388	33,838	2,651	35,510
Shares repurchased	(22,634)	(323,983)	(47,021)	(643,002)
Net decrease	(11,599)	$(165,367)	(31,763)	$(438,564)

Class C1
Shares sold	23	$1,130	38	$528
Shares issued on reinvestment	279	4,126	781	10,718
Shares repurchased	(11,237)	(165,941)	(28,273)	(396,835)
Net decrease	(10,935)	$(160,685)	(27,454)	$(385,589)

Class R
Shares sold	3,440	$49,547	651	$8,619
Shares issued on reinvestment	414	5,872	204	2,738
Shares repurchased	(411)	(5,938)	(369)	(4,636)
Net increase	3,443	$49,481	486	$6,721

Class I
Shares sold	12,139	$171,004	110,405	$1,399,010
Shares issued on reinvestment	7,038	99,773	4,993	66,854
Shares repurchased	(28,245)	(405,733)	(75,794)	(970,990)
Net increase (decrease)	(9,068)	$(134,956)	39,604	$494,874

8. Transactions with affiliated Underlying companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended January 31, 2022. The following transactions were effected in such Underlying Funds for the year ended January 31, 2022.

						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	January 31,
Growth Fund	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2022
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	$94,042,351	$25,112,442	1,249,169	$25,302,632	1,286,013	$2,797,367	$2,037,351	$13,660,092	$8,722,165	$102,574,326
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	32,076,690	7,364,419	542,143	7,071,549	570,751	1,673,451	423,222	4,386,197	1,091,529	33,461,089
ClearBridge Small Cap Fund, Class IS Shares
	45,092,220	4,023,978	57,891	5,103,056	86,625	1,751,944	—	4,023,978	(884,418)	43,128,724
Franklin U.S. Small Cap Equity Fund, Class IS Shares(a)
	24,925,115	5,705,982	405,371	5,556,008	395,238	843,992	6,880	4,829,102	(2,207,475)	22,867,614
ClearBridge Aggressive Growth Fund, Class IS Shares
	20,766,127	5,792,112	30,493	2,860,202	13,366	269,798	—	3,692,112	(4,027,283)	19,670,754
ClearBridge Appreciation Fund, Class IS Shares
	41,301,079	7,861,189	260,316	8,167,600	318,471	2,557,400	378,557	2,687,632	3,875,216	44,869,884
ClearBridge Large Cap Growth Fund, Class IS Shares
	43,832,701	13,102,128	185,249	11,752,646	177,470	2,122,354	—	4,952,128	162,640	45,344,823
ClearBridge Mid Cap Fund, Class IS Shares
	33,299,105	5,315,653	114,629	5,468,371	172,546	3,316,628	—	3,540,653	(979,416)	32,166,971
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,922,386	500,699	9,907	439,201	17,759	585,799	—	500,699	(1,404,324)	4,579,560
Franklin U.S. Large Cap Equity Fund, Class IS Shares(b)
	28,210,347	8,431,083	399,377	6,265,955	347,756	2,049,045	37,094	6,603,989	(1,648,320)	28,727,155

70	Franklin Multi-Asset Allocation Funds 2022 Annual Report

						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
Growth	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	January 31,
Fund (cont’d)	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2022
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	$7,571,973	$958,385	70,611	$560,616	41,041	$14,384	$279,451	$123,935	$573,531	$8,543,273
Franklin Global Market Neutral Fund, Class IS Shares(c)
	22,966,318	5,860,000	647,973	2,387,801	227,843	(147,801)	—	—	4,377,794	30,816,311
Franklin International Equity Fund, Class IS Shares(d)
	74,907,447	24,227,049	1,318,641	12,830,379	788,565	1,219,621	1,916,563	3,475,486	2,008,377	88,312,494
Martin Currie Emerging Markets Fund, Class IS Shares
	65,986,463	10,470,420	607,947	4,157,343	298,749	1,287,657	150,420	—	(7,445,845)	64,853,695
ClearBridge International Value Fund, Class IS Shares
	34,942,066	10,641,908	937,193	8,526,662	853,422	718,338	1,041,908	—	4,170,853	41,228,165
Franklin Global Dividend Fund, Class IS Shares(e)
	68,227,779	8,432,507	599,638	5,643,251	403,856	201,749	2,042,356	3,120,152	6,753,016	77,770,051
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	18,582,195	3,191,229	309,830	1,014,478	95,734	(29,478)	826,229	—	(81,392)	20,677,554
Western Asset Core Plus Bond Fund, Class IS Shares
	16,365,118	5,124,002	425,991	12,338,208	999,113	(23,208)	179,474	34,528	(480,058)	8,670,854
Western Asset High Yield Fund, Class IS Shares
	19,415,681	18,523,556	2,227,545	14,159,028	1,783,354	555,972	718,556	—	(1,148,830)	22,631,379
Western Asset Macro Opportunities Fund, Class IS Shares
	10,671,457	3,097,068	274,617	1,177,133	100,920	7,867	337,068	—	(464,958)	12,126,434
Franklin Strategic Real Return Fund, Class IS Shares(f)
	46,017,063	9,942,899	855,700	3,778,719	287,574	(88,719)	5,367,256	2,730,644	(655,844)	51,525,399
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	—	8,337,668	805,158	351,005	33,816	(1,005)	—	392,668	(466,074)	7,520,589
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	10,303,299	3,055,236	243,558	791,530	62,319	(21,530)	280,236	—	(227,521)	12,339,484
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares
	6,756,621	1,176,859	98,356	7,761,491	641,057	(241,895)	101,858	—	(171,989)	—
	$772,181,601	$196,248,471		$153,464,864		$21,419,730	$16,124,479	$58,753,995	$9,441,374	$824,406,582

(a)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(c)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(d)	Prior to August 7, 2021, known as QS International Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(f)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
Moderate Growth	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	January 31,
Fund	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2022
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	$53,960,873	$16,298,172	810,812	$16,917,232	862,754	$2,012,768	$1,168,989	$7,779,183	$4,887,230	$58,229,043
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	14,898,919	3,879,044	285,538	3,823,041	309,026	931,959	194,393	2,014,651	448,706	15,403,628
ClearBridge Small Cap Fund, Class IS Shares
	17,579,437	3,575,206	49,647	3,505,417	52,835	654,584	—	1,620,206	(283,973)	17,365,253
Franklin U.S. Small Cap Equity Fund, Class IS Shares(a)
	12,911,464	3,447,529	244,009	3,106,105	221,137	503,894	3,733	2,553,796	(1,183,598)	12,069,290
ClearBridge Aggressive Growth Fund, Class IS Shares
	11,100,522	3,335,270	17,514	1,655,105	7,677	144,896	—	1,995,270	(2,150,332)	10,630,355

Franklin Multi-Asset Allocation Funds 2022 Annual Report	71

Notes to financial statements (cont’d)

						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
Moderate Growth	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	January 31,
Fund (cont’d)	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2022
ClearBridge Appreciation Fund, Class IS Shares
	$22,150,746	$4,842,224	159,978	$4,874,144	204,359	$1,960,855	$197,814	$1,404,410	$1,525,430	$23,644,256
ClearBridge Large Cap Growth Fund, Class IS Shares
	26,085,227	7,515,462	106,162	6,851,882	108,197	1,623,119	—	2,870,462	(215,779)	26,533,028
ClearBridge Mid Cap Fund, Class IS Shares
	9,549,037	1,973,609	42,839	1,694,508	56,988	1,215,493	—	1,018,609	(494,133)	9,334,005
ClearBridge Small Cap Growth Fund, Class IS Shares
	7,434,450	1,549,279	29,629	1,262,833	28,163	387,167	—	684,279	(1,462,256)	6,258,640
Franklin U.S. Large Cap Equity Fund, Class IS Shares(b)
	15,339,851	5,259,937	249,090	3,700,043	211,509	1,334,957	20,781	3,619,156	(1,090,741)	15,809,004
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	4,760,333	244,904	18,202	90,822	6,686	4,178	168,750	76,154	357,441	5,271,856
Franklin Global Market Neutral Fund, Class IS Shares(c)
	17,536,568	775,000	81,036	1,705,169	162,708	(180,170)	—	—	2,790,853	19,397,252
Franklin International Equity Fund, Class IS Shares(d)
	25,769,021	14,211,011	767,144	7,060,790	438,704	804,210	713,021	1,292,989	3,193	32,922,435
Martin Currie Emerging Markets Fund, Class IS Shares
	31,581,184	3,767,295	218,744	795,891	62,584	359,109	72,295	—	(3,382,877)	31,169,711
ClearBridge International Value Fund, Class IS Shares
	12,214,149	6,371,093	559,940	3,856,482	400,672	543,518	401,093	—	1,142,453	15,871,213
Franklin Global Dividend Fund, Class IS Shares(e)
	43,527,656	3,888,142	274,027	3,179,517	238,198	240,482	1,263,090	1,925,052	4,099,095	48,335,376
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	12,352,671	1,246,356	120,510	608,395	57,665	(13,395)	526,356	—	(56,513)	12,934,119
Western Asset Core Bond Fund, Class IS Shares
	20,991,292	3,331,623	253,446	8,609,433	644,271	(99,433)	385,117	61,506	(923,959)	14,789,523
Western Asset Core Plus Bond Fund, Class IS Shares
	50,559,884	8,657,604	722,847	13,965,647	1,134,083	(220,648)	1,260,156	312,449	(2,721,271)	42,530,570
Western Asset High Yield Fund, Class IS Shares
	20,523,429	11,835,127	1,423,621	9,395,046	1,175,679	304,955	840,127	—	(822,515)	22,140,995
Western Asset Macro Opportunities Fund, Class IS Shares
	6,850,994	1,624,182	146,672	613,112	55,599	41,888	209,182	—	(303,442)	7,558,622
Franklin Strategic Real Return Fund, Class IS Shares(f)
	29,345,566	4,972,985	430,360	2,210,281	168,735	(20,281)	3,296,074	1,676,910	(394,654)	31,713,616
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	—	23,311,466	2,251,249	483,138	46,545	1,862	—	1,116,467	(1,332,462)	21,495,866
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	6,945,226	1,156,099	93,407	225,250	17,768	(5,250)	171,099	—	(129,689)	7,746,386
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares
	9,818,761	1,364,827	114,055	10,959,904	902,710	(371,110)	144,828	—	(223,684)	—
	$483,787,260	$138,433,446		$111,149,187		$12,159,607	$11,036,898	$32,021,549	$(1,917,477)	$509,154,042

(a)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(c)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(d)	Prior to August 7, 2021, known as QS International Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(f)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

72	Franklin Multi-Asset Allocation Funds 2022 Annual Report

						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
Conservative Growth Fund	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	January 31,
	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2022
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$7,734,729	$747,236	72,201	$149,321	14,087	$(4,321)	$332,236	—	$(42,263)	$8,290,381
Western Asset Core Bond Fund, Class IS Shares
	37,935,596	5,074,684	385,886	6,240,467	459,995	(170,467)	776,899	$117,784	(1,994,282)	34,775,531
Western Asset Core Plus Bond Fund, Class IS Shares
	53,638,853	7,874,860	656,945	7,612,100	611,676	(227,100)	1,446,087	353,773	(3,204,709)	50,696,904
Western Asset High Yield Fund, Class IS Shares
	16,819,673	9,804,021	1,179,175	7,625,955	977,180	439,044	694,022	—	(862,075)	18,135,664
Western Asset Macro Opportunities Fund, Class IS Shares
	4,549,427	699,319	62,877	195,987	17,366	9,014	134,319	—	(199,267)	4,853,492
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	17,476,307	5,497,634	275,726	5,715,492	294,602	734,508	379,950	2,522,685	1,558,350	18,816,799
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	6,861,867	1,056,584	77,945	1,553,188	131,176	466,812	82,418	854,166	153,933	6,519,196
ClearBridge Small Cap Fund, Class IS Shares
	6,830,552	849,876	11,910	1,145,526	18,549	319,473	—	594,877	(159,056)	6,375,846
Franklin U.S. Small Cap Equity Fund, Class IS Shares(a)
	7,971,813	1,632,343	117,396	1,824,027	133,404	360,973	2,172	1,495,170	(710,633)	7,069,496
ClearBridge Aggressive Growth Fund, Class IS Shares
	4,560,162	1,922,333	9,850	696,877	3,205	53,124	—	902,333	(978,189)	4,807,429
ClearBridge Appreciation Fund, Class IS Shares
	15,825,412	4,117,247	137,472	3,751,762	157,579	1,488,238	144,728	1,027,519	1,071,360	17,262,257
ClearBridge Large Cap Growth Fund, Class IS Shares
	14,562,973	3,552,512	49,899	3,423,540	56,787	1,051,460	—	1,562,512	(269,125)	14,422,820
ClearBridge Mid Cap Fund, Class IS Shares
	4,721,851	1,200,074	26,147	947,266	31,075	637,735	—	515,073	(266,904)	4,707,755
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,020,978	560,369	10,840	286,719	15,288	618,282	—	435,368	(1,312,605)	3,982,023
Franklin U.S. Large Cap Equity Fund, Class IS Shares(b)
	11,021,814	3,090,615	146,341	2,719,624	154,384	940,375	14,147	2,451,468	(727,090)	10,665,715
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	3,189,615	159,968	11,893	221,306	17,068	18,694	111,474	48,494	223,481	3,351,758
Franklin Global Market Neutral Fund, Class IS Shares(c)
	10,198,171	725,000	81,086	304,327	29,057	(14,326)	—	—	1,683,493	12,302,337
Franklin International Equity Fund, Class IS Shares(d)
	190,426	2,515,100	134,659	59,424	4,637	25,576	53,352	96,748	(182,669)	2,463,433
Martin Currie Emerging Markets Fund, Class IS Shares
	12,189,905	1,367,047	79,421	522,370	42,295	262,629	27,047	—	(1,373,439)	11,661,143
ClearBridge International Value Fund, Class IS Shares
	203,505	2,392,980	209,840	72,411	8,818	27,589	62,980	—	(31,951)	2,492,123
Franklin Global Dividend Fund, Class IS Shares(e)
	28,381,603	2,462,653	174,397	2,770,075	210,727	189,925	806,906	1,225,747	2,584,457	30,658,638
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	8,585,920	17,998,535	1,738,796	363,525	34,102	(8,526)	95,866	1,272,670	(1,717,612)	24,503,318
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	4,542,257	592,245	47,743	82,232	6,472	(2,232)	107,245	—	(86,719)	4,965,551
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares
	6,859,770	795,617	65,705	7,502,967	616,691	(269,188)	100,617	—	(152,420)	—
Franklin Strategic Real Return Fund, Class IS Shares(f)
	19,233,875	3,276,946	283,202	2,130,442	164,133	(75,442)	2,099,039	1,067,907	(190,284)	20,190,095

Franklin Multi-Asset Allocation Funds 2022 Annual Report	73

Notes to financial statements (cont’d)

Conservative Growth Fund (cont’d)						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	January 31,
	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2022
	$309,107,054	$79,965,798		$57,916,930		$6,871,849	$7,471,504	$16,544,294	$(7,186,218)	$323,969,704

(a)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(c)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(d)	Prior to August 7, 2021, known as QS International Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(f)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

Defensive Growth Fund						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	January 31,
	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2022
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$3,371,955	$173,022	16,791	$147,577	13,922	$(2,577)	$138,022	—	$(12,582)	$3,384,818
Western Asset Core Bond Fund, Class IS Shares
	28,408,590	1,805,775	136,804	537,877	38,800	(22,877)	588,866	$86,909	(1,680,273)	27,996,215
Western Asset Core Plus Bond Fund, Class IS Shares
	30,874,493	2,274,681	188,726	494,920	39,228	(19,920)	839,260	200,421	(2,043,696)	30,610,558
Western Asset High Yield Fund, Class IS Shares
	9,009,525	1,251,348	150,927	982,573	123,862	42,700	426,078	—	(216,186)	9,062,114
Western Asset Macro Opportunities Fund, Class IS Shares
	1,971,989	94,677	8,168	—	—	—	54,677	—	(90,946)	1,975,720
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	1,340,348	205,696	10,233	288,548	15,625	66,452	26,229	179,467	105,308	1,362,804
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	1,358,445	192,106	14,455	246,760	21,927	98,240	16,905	175,200	28,402	1,332,193
Franklin U.S. Small Cap Equity Fund, Class IS Shares(a)
	1,720,592	318,631	23,272	376,504	27,775	83,496	431	318,201	(150,176)	1,512,543
ClearBridge Appreciation Fund, Class IS Shares
	6,419,305	440,956	13,902	495,328	38,989	829,672	54,441	386,515	97,433	6,462,366
ClearBridge Large Cap Growth Fund, Class IS Shares
	3,782,590	392,060	5,289	412,197	9,152	327,803	—	392,060	(156,979)	3,605,474
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,404,481	123,122	2,436	112,298	3,408	92,702	—	123,122	(289,189)	1,126,116
Franklin U.S. Large Cap Equity Fund, Class IS Shares(b)
	4,543,128	1,012,844	48,028	897,674	50,044	302,326	5,346	1,007,497	(236,253)	4,422,045
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	1,306,030	64,866	4,823	104,150	8,186	10,850	45,135	19,731	88,249	1,354,995
Franklin Global Market Neutral Fund, Class IS Shares(c)
	4,805,965	35,000	3,634	619,469	59,140	(64,470)	—	—	754,213	4,975,709
Franklin International Equity Fund, Class IS Shares(d)
	76,839	116,470	6,157	—	—	—	4,077	7,394	(5,050)	188,259
Martin Currie Emerging Markets Fund, Class IS Shares
	1,656,350	113,568	6,660	55,696	4,510	24,304	3,568	—	(175,970)	1,538,252
ClearBridge International Value Fund, Class IS Shares
	80,281	104,907	9,046	—	—	—	4,907	—	8,959	194,147
Franklin Global Dividend Fund, Class IS Shares(e)
	9,652,275	681,225	48,243	1,197,385	96,182	167,616	262,103	399,121	779,213	9,915,328
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	10,526,497	1,150,610	113,645	153,206	14,372	(3,206)	108,394	552,216	(891,825)	10,632,076

74	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Defensive Growth Fund (cont’d)						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	January 31,
	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2022
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	$1,983,222	$105,249	8,525	$25,577	2,016	$(577)	$45,249	—	$(36,199)	$2,026,695
Franklin Strategic Real Return Fund, Class IS Shares(f)
	8,250,198	1,320,845	114,305	1,099,536	84,710	(24,538)	875,451	$445,394	(55,358)	8,416,149
	$132,543,098	$11,977,658		$8,247,275		$1,907,996	$3,499,139	$4,293,248	$(4,178,905)	$132,094,576

(a)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(c)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(d)	Prior to August 7, 2021, known as QS International Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(f)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended January 31, 2022 was as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Distributions paid from:
Ordinary income	$33,687,829	$20,806,033	$12,297,664	$4,113,048
Net long-term capital gains	26,248,904	16,137,582	8,290,316	2,681,744
Total distributions paid	$59,936,733	$36,943,615	$20,587,980	$6,794,792

The tax character of distributions paid during the fiscal year ended January 31, 2021 was as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Distributions paid from:
Ordinary income	$12,059,862	$7,392,554	$5,765,013	$3,253,523
Net long-term capital gains	25,696,955	17,909,513	8,045,748	1,016,643
Total distributions paid	$37,756,817	$25,302,067	$13,810,761	$4,270,166

As of January 31, 2022, the components of distributable earnings (loss) on a tax basis were as follows:

	Growth		Moderate Growth		Conservative Growth		Defensive Growth
Undistributed ordinary income — net	$1,769,107		$711,667		$220,355		$163,741
Undistributed long-term capital gains — net	45,859,368		24,968,129		13,781,195		3,886,889
Total undistributed earnings	$47,628,475		$25,679,796		$14,001,550		$4,050,630
Deferred capital losses*	—		—		(107,194)		—
Other book/tax temporary differences	(275,095)	(a)	(5,672)	(b)	(4,713)	(b)	(3,714)	(b)
Unrealized appreciation (depreciation)(c)	157,257,292		81,320,304		44,479,591		12,308,726
Total distributable earnings (loss) — net	$204,610,672		$106,994,428		$58,369,234		$16,355,642

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the deferral of certain late year losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(b)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(c)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs

Franklin Multi-Asset Allocation Funds 2022 Annual Report	75

Notes to financial statements (cont’d)

provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

12. Subsequent events

On February 4, 2022, each Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

***

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments may be impaired. The Funds could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolios. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion.

76	Franklin Multi-Asset Allocation Funds 2022 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of Franklin Multi-Asset Growth Fund, Franklin Multi-Asset Moderate Growth Fund, Franklin Multi-Asset Conservative Growth Fund and Franklin Multi-Asset Defensive Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Multi-Asset Growth Fund, Franklin Multi-Asset Moderate Growth Fund, Franklin Multi-Asset Conservative Growth Fund and Franklin Multi-Asset Defensive Growth Fund (four of the funds constituting Legg Mason Partners Investment Trust, hereafter collectively referred to as the “Funds”) as of January 31, 2022, the related statements of operations for the year ended January 31, 2022, the statements of changes in net assets for each of the two years in the period ended January 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2022 and the financial highlights for each of the five years in the period ended January 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2022 by correspondence with the custodian and transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

March 17, 2022

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Multi-Asset Allocation Funds 2022 Annual Report	77

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

78	Franklin Multi-Asset Allocation Funds

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Franklin Multi-Asset Allocation Funds (the “Funds”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Funds is set forth below.

Previously, the mutual funds of Legg Mason Global Asset Management Trust were overseen by one group of Trustees, and the mutual funds of Legg Mason Partners Investment Trust and Legg Mason Partners Variable Equity Trust (collectively, the “Funds”) were overseen by a different group of Trustees. A joint proxy statement was mailed to solicit shareholder approval for the election of a single slate of Trustees. Shareholders approved the proposed Trustees during a joint special meeting of shareholders on June 15, 2021. Effective July 1, 2021, the Trustees listed below oversee all of the Funds.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Funds at 1-877-6LM-FUND/656-3863.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Althea L. Duersten*
Year of birth	1951
Position(s) with Trust	Trustee and Chair of the Board
Term of office[1] and length of time served[2]	Since 2014 (Chair of the Board since 2021)
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Formerly, Non-Executive Director, Rokos Capital Management LLP (2019 to 2020)

Franklin Multi-Asset Allocation Funds	79

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Stephen R. Gross

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984 and 1977 to 1979)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000
Principal occupation(s) during the past five years	Retired; formerly, Chief Executive Officer, Genesis Imaging LLC (technology company) (2003 to 2012)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Arnold L. Lehman
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1982
Principal occupation(s) during the past five years	Senior Advisor, Phillips (auction house) (since 2015); formerly, Fellow, Ford Foundation (2015 to 2016); Director of the Brooklyn Museum (1997 to 2015)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Trustee of American Federation of Arts (since 2002)

80	Franklin Multi-Asset Allocation Funds

Independent Trustees† (cont’d)

Robin J. W. Masters

Year of birth	1955
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during the past five years	Retired; formerly, Chief Investment Officer of ACE Limited (insurance) (1986 to 2000)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Director of HSBC Managed Portfolios Limited and HSBC Specialist Funds Limited (since 2020); formerly, Director of Cheyne Capital International Limited (investment advisory firm) (2005 to 2020); Director/ Trustee of Legg Mason Institutional Funds plc, Western Asset Fixed Income Funds plc and Western Asset Debt Securities Fund plc. (2007 to 2011)

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during the past five years	Retired; formerly, President, Shearson Lehman Asset Management (1991 to 1993), Vice Chairman, Shearson Lehman Hutton Inc. (1989 to 1992) and Senior Executive Vice President, E.F. Hutton Group Inc. (1986 to 1989)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

G. Peter O’Brien

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Retired, Trustee Emeritus of Colgate University (since 2005); Board Member, Hill House, Inc. (residential home care) (since 1999); formerly, Board Member, Bridges School (pre-school) (2006 to 2017); Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971 to 1999)
Number of funds in fund complex overseen by Trustee	Trustee of Legg Mason funds consisting of 60 portfolios; Director/Trustee of the Royce Family of Funds consisting of 16 portfolios
Other board memberships held by Trustee during the past five years	Formerly, Director of TICC Capital Corp. (2003 to 2017)

Franklin Multi-Asset Allocation Funds	81

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Director, CNB St. Louis Bank (since 2020); formerly, Director, Citizens National Bank of Greater St. Louis (2006 to 2020)

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 131 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee	129
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Susan Kerr Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

82	Franklin Multi-Asset Allocation Funds

Additional Officers (cont’d)

Jenna Bailey Franklin Templeton 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

Franklin Multi-Asset Allocation Funds	83

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

†	Trustees who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective January 1, 2021, Ms. Duersten became Chair.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Funds, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

84	Franklin Multi-Asset Allocation Funds

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended January 31, 2022:

	Pursuant to:	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$26,248,904	$16,137,582	$8,290,316	$2,681,744
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$23,970,350	$13,004,239	$6,683,634	$1,502,964
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$294,533	$180,875	$115,187	$48,041
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$4,387,781	$2,501,012	$1,457,531	$146,390

Under Section 853 of the Internal Revenue Code, the Funds intend to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended January 31, 2022:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Foreign Taxes Paid	$388,591	$162,687	$39,047	$9,885
Foreign Source Income Earned	$6,303,632	$2,447,385	$342,032	$67,143

Franklin Multi-Asset Allocation Funds	85

Franklin

Multi-Asset Allocation Funds

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.†

Distributor

Franklin Distributors, LLC††

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective January 1, 2021, Ms. Duersten became Chair.
†	Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc.
††	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.
#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Franklin Multi-Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-6LM-FUND/656-3863.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Multi-Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD01278 3/22 SR22-4368

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2021 and January 31, 2022 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $97,291 in January 31, 2021 and $97,291 in January 31, 2022.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in January 31, 2021 and $0 in January 31, 2022.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in January 31, 2021 and $39,000 in January 31, 2022. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Investment Trust., were $0 in January 31, 2021 and $0 in January 31, 2022.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the

engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for January 31, 2021 and January 31, 2022; Tax Fees were 100% and 100% for January 31, 2021 and January 31, 2022; and Other Fees were 100% and 100% for January 31, 2021 and January 31, 2022.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Investment Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Investment Trust during the reporting period were $ 539,380 in January 31, 2021 and $1,258,748 in January 31, 2022.

(h) Yes. Legg Mason Partners Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Equity Trust) and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective January 1, 2021, Ms. Duersten became Chair.

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: March 24, 2022